Property, plant and equipment - Summary of property, plant and equipment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	$ 4,198	$ 4,567	$ 4,438
Average borrowing rate used for capitalisation of interest	4.45%	4.20%
Loans secured by non-current assets collateral	$ 4,677	$ 4,783
Capitalised production phase stripping costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	1,815	1,967
Capitalisation of property, plant and equipment	327
Capitalisation offset by depreciation	299
Capitalised production phase stripping costs [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	1,374	1,511
Capitalised production phase stripping costs [Member] | Investment in equity accounted units [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	441	456
Capitalised production phase stripping costs [Member] | Subsidiaries [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	194	203	$ 173
Freehold [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Land and buildings carrying amount	7,294	7,276
Long leasehold [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Land and buildings carrying amount	$ 82	40
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	Not depreciated
Buildings [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	5 years
Buildings [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	$ 3,122	$ 3,378
Plant and equipment [member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Plant and equipment [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	P50Y
Power generating assets [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	P25Y
Power generating assets [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	P50Y
Capital works in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	Not depreciated